Shareholder Report, Holdings (Details) - C000014255	Oct. 31, 2025
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	4.90%
B
Holdings [Line Items]
Percent of Net Asset Value	63.50%
BB
Holdings [Line Items]
Percent of Net Asset Value	23.10%
BBB
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.60%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.40%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.40%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	85.30%